Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of long-term borrowings

	December 31,	December 31,
	2022	2023
Short-term borrowing:
Bank loan (i)	4,039,210	4,783,000
Other short-term financing arrangements	—	302,411
Current portion of long-term borrowings:
Current portion of convertible notes (ii)	—	3,286,640
Current portion of long-term borrowings (iii)	108,320	1,144,420
Current portion of Asset-backed Securities and Notes (iv)	1,129,596	278,823
Current portion of other financing arrangements	—	26,204
Long-term borrowings:
Bank loan (iii)	430,460	1,198,380
Convertible notes (ii)	10,155,599	11,575,725
Asset-backed Securities and Notes (iv)	293,945	—
Other financing arrangements	5,795	268,756
Total	16,162,925	22,864,359

				As of December 31, 2022			As of December 31, 2023
				Current portion			Current portion
			Maturity/	Outstanding	according to the	Long-term	Outstanding	according to the	Long-term
Ref.	Date of borrowing	Lender/Banks	Repayment date	loan	repayment schedule	portion	loan	repayment schedule	portion
1	March 7,2022	Bank of Beijing	March 6,2024	149,000	2,000	147,000	147,000	147,000	—
2	June 15, 2022	Bank of Shanghai	June 15, 2025	172,980	46,320	126,660	126,660	46,320	80,340
3	June 22, 2022	Hang Seng Bank	June 22, 2024	180,000	60,000	120,000	120,000	120,000	—
4	July 25, 2022	China Construction Bank	July 25, 2029	6,800	—	6,800	6,800	340	6,460
5	July 26, 2022	Industrial and Commercial Bank of China	July 25, 2029	10,200	—	10,200	10,200	510	9,690
6	August 24, 2022	China Construction Bank	July 25, 2029	19,800	—	19,800	19,800	990	18,810
7	January 19,2023	China Construction Bank	July 25, 2029	—	—	—	313,400	15,670	297,730
8	January 20,2023	Industrial and Commercial Bank of China	July 25, 2029	—	—	—	499,800	24,990	474,810
9	February 24, 2023	Bank of Beijing	February 24, 2025	—	—	—	127,500	30,000	97,500
10	March 31,2023	Bank of Shanghai	April 30, 2024	—	—	—	650,000	650,000	—
11	September 18,2023	Bank of Shanghai	September 18,2026	—	—	—	321,640	108,600	213,040
	Total			538,780	108,320	430,460	2,342,800	1,144,420	1,198,380